Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, net [Abstract]
Inventories, net

Note 7 – Inventories, net

	As of December 31,	As of December 31,
	2023	2022
Finished goods	$10,064,160	$10,627,535
Work in process	938,289	953,088
Raw materials	19,632,702	20,125,467
	30,635,151	31,706,090
Less: inventory write-down	(30,436,305)	(31,266,026)
Inventories, net	$198,846	$440,064

During the years ended December 31, 2023, 2022 and 2021, the Company recorded write-down for the potentially obsolete, slow-moving inventories and lower of cost or market adjustment of US$340,186, US$6,482,019 and US$2,233,452 in cost of revenues, respectively.